BORROWINGS - Notes (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS
Total notes	₽ 191,996	₽ 208,155
Less: current portion	(49,923)	(20,813)
Total notes, non-current	₽ 142,073	187,342
MTS International Notes due 2023
BORROWINGS
Total notes		33,091
MTS International Notes due 2023 | USD
BORROWINGS
Interest rate	5.00%
Total notes	₽ 33,291
MTS PJSC Notes due 2022 (7.70%)
BORROWINGS
Interest rate	7.70%
Total notes	₽ 14,991	14,980
MTS PJSC Notes due 2025 (8.00%)
BORROWINGS
Interest rate	8.00%
Total notes	₽ 14,990	14,987
MTS PJSC Notes due 2023 (6.85%)
BORROWINGS
Interest rate	6.85%
Total notes	₽ 14,982	14,971
MTS PJSC Notes due 2027 (6.60%)
BORROWINGS
Interest rate	6.60%
Total notes	₽ 6,983	6,980
MTS PJSC Notes due 2022 (9.00%)
BORROWINGS
Interest rate	9.00%
Total notes	₽ 10,000	9,998
MTS PJSC Notes due 2026 (7.90%)
BORROWINGS
Interest rate	7.90%
Total notes	₽ 9,999	9,998
MTS PJSC Notes due 2022 (5.50%)
BORROWINGS
Interest rate	5.50%
Total notes	₽ 9,995	9,984
MTS PJSC Notes due 2022 (6.45%)
BORROWINGS
Interest rate	6.45%
Total notes	₽ 9,994	9,988
MTS PJSC Notes due 2025 (7.25%)
BORROWINGS
Interest rate	7.25%
Total notes	₽ 9,993	9,990
MTS PJSC Notes due 2024 (8.70%)
BORROWINGS
Interest rate	8.70%
Total notes	₽ 9,991	9,986
MTS PJSC Notes due 2023 (6.50%)
BORROWINGS
Interest rate	6.50%
Total notes	₽ 9,923	9,860
MTS PJSC Notes due 2024 (8.60%)
BORROWINGS
Interest rate	8.60%
Total notes	₽ 7,491	7,488
MTS PJSC Notes due 2027
BORROWINGS
Interest rate	6.60%
Total notes	₽ 14,975	14,971
MTS PJSC Notes due 2022 (8.40%)
BORROWINGS
Interest rate	8.40%
Total notes	₽ 4,997	4,994
MTS PJSC Notes due 2026 (6.60%)
BORROWINGS
Interest rate	6.60%
Total notes	₽ 4,992	4,990
MTS PJSC Notes due 2031 (7.50%)
BORROWINGS
Interest rate	7.50%
Total notes	₽ 78	891
MTS PJSC Notes due 2021 (8.85%)
BORROWINGS
Interest rate	8.85%
Total notes		9,999
MTS PJSC Notes due 2024 (6.50%)
BORROWINGS
Interest rate	6.50%
Total notes	₽ 4,319
MTS PJSC Notes due 2021 (7.10%)
BORROWINGS
Interest rate	7.10%
Total notes		9,997
Other
BORROWINGS
Total notes	₽ 12	₽ 12